Condensed Combined And Consolidated Debtor In-Possession Financial Information - Additional Information (Detail) - Debtor-in-Possession Financial Information - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Intercompany loans	R$ 50,100	R$ 45,600
Intercompany interest and interconnection charges	R$ 5,640	R$ 1,560